GOODWILL AND OTHER INTANGIBLES - Changes to Goodwill (Details) (USD $) In Thousands, unless otherwise specified		4 Months Ended		9 Months Ended	12 Months Ended
	Sep. 07, 2012	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Interline Brands, Inc. [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Goodwill [Roll Forward]
Balance at beginning of period	$ 492,106	$ 0		$ 344,478	$ 341,168	$ 319,006
Acquired goodwill		15,982	492,106	1,547	3,732	22,395
Purchase price adjustments		0		0	(422)	(233)
Balance at end of period	$ 492,106	$ 508,088		$ 346,025	$ 344,478	$ 341,168